Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Commodity sales	$ 568,527	$ 772,857	$ 909,765
Services	158,850	142,762	123,698
Losses on commodity derivatives, net	(455)	(1,732)	(12,671)
Total revenue	726,922	913,887	1,020,792
Operating expenses:
Cost of sales	443,023	630,303	789,872
Direct operating expenses	123,372	127,480	109,543
Corporate expenses	99,430	77,835	72,744
Depreciation, amortization and accretion	106,818	98,596	72,527
Loss on sale of assets, net	2,870	3,920	5,080
Loss on impairment of property, plant and equipment	697	0	21,344
Loss on impairment of goodwill	15,456	148,488	0
Total operating expenses	791,666	1,086,622	1,071,110
Operating loss	(64,744)	(172,735)	(50,318)
Other income (expense):
Interest expense	(21,469)	(20,120)	(16,558)
Loss on extinguishment of debt	0	0	(1,634)
Other income (expense)	628	1,732	(662)
Earnings in unconsolidated affiliates	40,158	8,201	348
Loss from continuing operations before income taxes	(45,427)	(182,922)	(68,824)
Income tax expense	(2,578)	(1,888)	(857)
Loss from continuing operations	(48,005)	(184,810)	(69,681)
Loss from discontinued operations, net of tax	(539)	(15,031)	(9,886)
Net loss	(48,544)	(199,841)	(79,567)
Net income (loss) attributable to noncontrolling interests	2,766	(13)	3,993
Net loss attributable to the Partnership	$ (51,310)	$ (199,828)	$ (83,560)
Distribution declared per common unit (in dollars per share)	$ 3.01	$ 3.17	$ 1.85
Basic and diluted:
Loss from continuing operations, basic and diluted (in usd per share)	(1.59)	(4.59)	(3.28)
Loss from discontinued operations, basic and diluted (in usd per share)	(0.01)	(0.33)	(0.01)
Net loss, basic and diluted (in usd per share)	$ (1.60)	$ (4.92)	$ (3.29)
Weighted average number of common units outstanding:
Basic and diluted (in shares)	51,176	45,050	27,524
General Partner
Other income (expense):
Net loss	$ (233)	$ (1,823)	$ (398)
Weighted average number of common units outstanding:
Net Income (Loss) Allocated to General Partners	(233)
Limited Partner
Other income (expense):
Net loss	(51,077)	(198,005)	(83,162)
Limited Partners' interest in net loss	$ (51,077)	$ (198,005)	$ (83,162)